Related Party Transactions (Details)	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 USD ($)
Related Party Transactions [Abstract]
Purchased from related parties	¥ 13,863	¥ 11,215		¥ 17,819
Discontinued operations	7,610		$ 6,764	11,056
Construction services from related parties	1,427			1,608
Related to discontinued operations	144			791
Negotiated price to related parties	3,350	3,198		2,443
Discontinued operation service	508	¥ 2,380		2,443
Principal amount (in Dollars) | $					$ 100,000
Interest expense				¥ 4,547
Principal amount	¥ 250,000
Interest rate	0.01%